CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Foreign currency translation adjustment, income taxes	$ 0	¥ 0	¥ 0	¥ 0
Unrealized gain on available-for-sale securities, income taxes				¥ 112
Less: reclassification adjustment for gain on available-for-sale securities realized in net income, income taxes			¥ 112